Net defined benefits liability_Current service cost net interest expense income past service cost loss gain on the curtailment or settlement and loss gain due to remeasurements (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment benefit expense defined benefit plans [Abstract]
Current service cost	₩ 144,394,000,000	₩ 146,750,000,000	₩ 153,660,000,000
Net interest income	(1,682,000,000)	(3,972,000,000)	(712,000,000)
Loss on the curtailment or settlement	0	124,000,000	(339,000,000)
Cost recognized in net income	142,712,000,000	142,902,000,000	152,609,000,000
Remeasurements	115,637,000,000	(6,264,000,000)	(45,098,000,000)
Cost recognized in total comprehensive income	258,349,000,000	136,638,000,000	107,511,000,000
Retirement benefit service costs defined contribution plans	₩ 2,437,000,000	₩ 3,946,000,000	₩ 3,747,000,000